UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2015

MFS® MULTIMARKET INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 116.3%
Aerospace - 1.4%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$930,000	$934,069
Bombardier, Inc., 6.125%, 1/15/23 (n)	885,000	836,325
CPI International, Inc., 8.75%, 2/15/18	1,115,000	1,145,595
Gencorp, Inc., 7.125%, 3/15/21	1,405,000	1,477,709
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	1,755,000	1,886,625
Huntington Ingalls Industries, Inc., 5%, 12/15/21 (n)	140,000	145,250
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	340,000	282,200
TransDigm, Inc., 6%, 7/15/22	245,000	244,388
TransDigm, Inc., 6.5%, 7/15/24	575,000	582,188

		$7,534,349
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$845,000	$893,165
PVH Corp., 4.5%, 12/15/22	1,220,000	1,220,000

		$2,113,165
Asset-Backed & Securitized - 5.7%
Banc of America Commercial Mortgage, Inc., FRN, 5.753%, 2/10/51	$1,553,429	$1,697,850
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (a)(d)(q)	191,276	196,332
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40 (z)	2,297,922	1,362,230
Chesapeake Funding LLC, “A”, FRN, 0.621%, 5/07/24 (z)	2,963,254	2,967,572
Citigroup Commercial Mortgage Trust, FRN, 5.713%, 12/10/49	390,311	59,187
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	1,400,000	1,468,979
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.698%, 6/15/39	1,781,000	1,875,573
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	2,780,891	27,503
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25 (z)	1,500,000	1,473,462
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	2,486,376	2,487,383
Falcon Franchise Loan LLC, FRN, 20.252%, 1/05/25 (i)(z)	288,150	69,156
First Union National Bank Commercial Mortgage Trust, FRN, 1.593%, 1/12/43 (a)(d)(i)(q)(z)	275,839	285
First Union-Lehman Brothers Bank of America, FRN, 0.646%, 11/18/35 (i)	5,412,343	89,758
GMAC LLC, FRN, 7.848%, 4/15/34 (a)(d)(n)(q)	416,693	226,385
Goldman Sachs Mortgage Securities Corp., FRN, 5.795%, 8/10/45	1,888,464	2,052,008
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	1,745,342	1,830,649
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	1,542,227	1,609,058
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.795%, 6/15/49	2,000,000	2,153,590
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	1,525,903	1,572,420
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 4/15/45	1,590,000	1,655,025
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.795%, 6/15/49	2,243,253	2,367,213
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.229%, 2/18/30 (i)	672,209	14,825
Morgan Stanley Capital I Trust, “AM”, FRN, 5.703%, 4/15/49	1,674,000	1,756,585
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39 (i)(z)	3,262,174	16,441
Multi Security Asset Trust, “A3”, CDO, 5%, 11/28/35 (n)	107,304	107,156
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.942%, 2/15/51	995,682	1,066,926
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 7/15/42	1,090,253	1,095,069

		$31,298,620
Automotive - 2.6%
Accuride Corp., 9.5%, 8/01/18	$1,365,000	$1,409,363
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	1,630,000	1,699,275
Ford Motor Credit Co. LLC, 1.7%, 5/09/16	1,000,000	1,004,426
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	1,225,000	1,315,344
Goodyear Tire & Rubber Co., 7%, 5/15/22	420,000	454,650
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)	600,000	617,581

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Automotive - continued
Hyundai Capital America, 4%, 6/08/17 (n)		$256,000	$268,747
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)		2,020,000	2,232,100
Lear Corp., 4.75%, 1/15/23		730,000	739,125
Lear Corp., 5.375%, 3/15/24		140,000	144,200
Lear Corp., 5.25%, 1/15/25		990,000	1,009,800
Renault S.A., 3.625%, 9/19/18	EUR	475,000	586,731
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)		$655,000	684,475
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	470,000	539,863
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		$565,000	569,238
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)		305,000	319,488
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		500,000	505,000
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	400,000	483,143

			$14,582,549
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$363,000	$422,604

Broadcasting - 1.6%
AMC Networks, Inc., 7.75%, 7/15/21		$884,000	$954,720
Clear Channel Communications, Inc., 9%, 3/01/21		721,000	699,370
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22		245,000	249,900
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22		945,000	974,531
Grupo Televisa S.A.B., 5%, 5/13/45		200,000	212,056
Liberty Media Corp., 8.5%, 7/15/29		1,280,000	1,404,800
Liberty Media Corp., 8.25%, 2/01/30		50,000	54,125
Netflix, Inc., 5.375%, 2/01/21		945,000	978,075
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		900,000	937,125
Omnicom Group, Inc., 3.65%, 11/01/24		154,000	161,052
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	485,000	580,535
SES S.A., 3.6%, 4/04/23 (n)		$226,000	235,921
Univision Communications, Inc., 6.875%, 5/15/19 (n)		160,000	166,800
Univision Communications, Inc., 7.875%, 11/01/20 (n)		940,000	1,005,800

			$8,614,810
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 11/15/19		$2,050,000	$2,193,500

Building - 2.7%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$1,535,000	$1,611,750
Associated Materials LLC, 9.125%, 11/01/17		155,000	128,263
Building Materials Corp. of America, 5.375%, 11/15/24 (n)		890,000	903,350
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		715,000	765,050
CEMEX Finance LLC, 9.375%, 10/12/22		335,000	368,818
CEMEX Finance LLC, 6%, 4/01/24 (n)		488,000	459,452
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		202,000	203,414
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		405,000	409,050
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		506,000	522,445
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (n)		594,000	547,965
CEMEX S.A.B. de C.V., FRN, 5.256%, 9/30/15 (n)		552,000	555,008
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		284,000	215,130
CRH Finance Ltd., 3.125%, 4/03/23	EUR	300,000	385,419
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		$210,000	200,813
Gibraltar Industries, Inc., 6.25%, 2/01/21		625,000	637,500
HD Supply, Inc., 7.5%, 7/15/20		990,000	1,037,025
Headwaters, Inc., 7.25%, 1/15/19		670,000	700,150
Headwaters, Inc., 7.625%, 4/01/19		330,000	343,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Holcim Finance Luxembourg S.A., 3%, 1/22/24	EUR	200,000	$261,608
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	200,000	349,102
Mohawk Industries, Inc., 3.85%, 2/01/23		$653,000	675,143
Nortek, Inc., 8.5%, 4/15/21		1,170,000	1,243,125
Owens Corning, Inc., 4.2%, 12/15/22		364,000	380,417
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		908,000	901,190
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		270,000	267,300
USG Corp., 7.875%, 3/30/20 (n)		525,000	565,688

			$14,637,375
Business Services - 1.1%
Equinix, Inc., 4.875%, 4/01/20		$855,000	$872,100
Equinix, Inc., 5.375%, 1/01/22		290,000	300,150
Equinix, Inc., 5.375%, 4/01/23		530,000	549,875
Fidelity National Information Services, Inc., 3.875%, 6/05/24		664,000	693,784
Iron Mountain, Inc., 8.375%, 8/15/21		113,000	117,859
Iron Mountain, Inc., 6%, 8/15/23		780,000	817,050
NeuStar, Inc., 4.5%, 1/15/23		1,015,000	888,125
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		664,000	682,368
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)		965,000	995,380

			$5,916,691
Cable TV - 4.2%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$1,477,000	$1,506,540
Altice Financing S.A., 6.625%, 2/15/23 (z)		495,000	495,000
Altice Finco S.A., 8.125%, 1/15/24 (n)		719,000	745,963
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		1,600,000	1,684,000
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		390,000	417,300
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		1,015,000	1,068,288
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		975,000	988,406
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		970,000	1,008,800
Comcast Corp., 4.65%, 7/15/42		700,000	819,956
Comcast Corp., 4.75%, 3/01/44		292,000	352,778
DISH DBS Corp., 6.75%, 6/01/21		890,000	966,763
DISH DBS Corp., 5%, 3/15/23		1,010,000	992,325
DISH DBS Corp., 5.875%, 11/15/24		360,000	361,800
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,545,000	1,583,625
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		1,495,000	1,476,313
Intelsat Luxembourg S.A., 8.125%, 6/01/23		765,000	772,650
LGE Holdco VI B.V., 7.125%, 5/15/24 (z)	EUR	680,000	869,252
Lynx I Corp., 5.375%, 4/15/21 (n)		$520,000	539,500
Lynx II Corp., 6.375%, 4/15/23 (n)		675,000	718,875
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	475,000	434,558
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$290,000	282,750
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		130,000	133,250
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		195,000	199,875
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		540,000	506,250
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		560,000	575,400
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	497,498
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$950,000	985,625
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		700,000	736,750
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		959,000	999,758
VTR Finance B.V., 6.875%, 1/15/24 (n)		207,000	207,528
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		200,000	204,000

			$23,131,376

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - 2.9%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$995,000	$1,067,138
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		405,000	403,988
CF Industries, Inc., 3.45%, 6/01/23		577,000	587,895
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		384,000	368,640
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		810,000	864,675
Hexion U.S. Finance Corp., 6.625%, 4/15/20		500,000	469,688
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		1,015,000	870,363
Huntsman International LLC, 8.625%, 3/15/21		1,240,000	1,333,000
Huntsman International LLC, 5.125%, 4/15/21	EUR	335,000	396,380
INEOS Finance PLC, 8.375%, 2/15/19 (n)		$1,390,000	1,478,613
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		920,000	887,800
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		455,000	432,250
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		2,540,000	2,580,894
LYB International Finance B.V., 4%, 7/15/23		270,000	285,269
LyondellBasell Industries N.V., 5.75%, 4/15/24		487,000	575,889
PSPC Escrow Corp., 6.5%, 2/01/22 (n)		540,000	550,800
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)		353,000	380,457
Solvay Finance S.A., FRN, 4.199%, 5/29/49	EUR	450,000	536,879
Tronox Finance LLC, 6.375%, 8/15/20		$1,410,000	1,395,900
W.R. Grace & Co., 5.125%, 10/01/21 (n)		595,000	618,800

			$16,085,318
Computer Software - 0.4%
Oracle Corp., 3.4%, 7/08/24		$483,000	$515,206
Syniverse Holdings, Inc., 9.125%, 1/15/19		436,000	454,530
VeriSign, Inc., 4.625%, 5/01/23		1,165,000	1,157,719

			$2,127,455
Computer Software - Systems - 0.4%
Audatex North America, Inc., 6%, 6/15/21 (n)		$820,000	$852,800
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		340,000	357,510
CDW LLC/CDW Finance Corp., 6%, 8/15/22		485,000	509,250
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24		505,000	508,788

			$2,228,348
Conglomerates - 1.6%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)		$217,000	$225,572
Amsted Industries Co., 5%, 3/15/22 (n)		1,350,000	1,333,125
BC Mountain LLC, 7%, 2/01/21 (n)		980,000	852,600
Dynacast International LLC, 9.25%, 7/15/19		755,000	808,794
EnPro Industries, Inc., 5.875%, 9/15/22 (n)		825,000	841,500
Entegris, Inc., 6%, 4/01/22 (n)		1,275,000	1,287,750
KION Finance S.A., 6.75%, 2/15/20	EUR	450,000	549,729
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		$708,000	536,041
Renaissance Acquisition, 6.875%, 8/15/21 (n)		1,300,000	1,241,500
Rexel S.A., 6.125%, 12/15/19 (n)		1,085,000	1,133,825

			$8,810,436
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$590,000	$424,210
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		914,000	640,943

			$1,065,153
Consumer Products - 0.8%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$410,000	$369,000
Mattel, Inc., 1.7%, 3/15/18		192,000	192,303

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Consumer Products - continued
Newell Rubbermaid, Inc., 4%, 12/01/24		$450,000	$481,799
Prestige Brands, Inc., 8.125%, 2/01/20		373,000	400,975
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		720,000	703,800
Prosegur Compania de Seguridad S.A., 2.75%, 4/02/18	EUR	400,000	479,044
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$500,000	539,802
Spectrum Brands, Inc., 6.375%, 11/15/20		965,000	1,022,900
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)		165,000	172,013

			$4,361,636
Consumer Services - 1.3%
ADT Corp., 6.25%, 10/15/21		$1,525,000	$1,616,027
ADT Corp., 4.125%, 6/15/23		370,000	346,875
Garda World Security Corp., 7.25%, 11/15/21 (n)		755,000	736,125
Garda World Security Corp., 7.25%, 11/15/21 (n)		255,000	248,625
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		475,000	460,750
Monitronics International, Inc., 9.125%, 4/01/20		1,495,000	1,390,350
Multi-Color Corp., 6.125%, 12/01/22 (n)		410,000	414,613
Service Corp. International, 7%, 6/15/17		1,025,000	1,112,125
Service Corp. International, 5.375%, 5/15/24		715,000	743,743

			$7,069,233
Containers - 2.3%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		$2,200,000	$2,332,000
Ball Corp., 5%, 3/15/22		755,000	795,581
Berry Plastics Group, Inc., 9.75%, 1/15/21		180,000	199,800
Berry Plastics Group, Inc., 5.5%, 5/15/22		1,155,000	1,180,988
Crown American LLC, 4.5%, 1/15/23		1,472,000	1,472,000
Greif, Inc., 6.75%, 2/01/17		580,000	623,500
Owens-Brockway Glass Container, Inc., 5%, 1/15/22 (n)		340,000	353,175
Rexam PLC, 6.75% to 6/29/17, FRN to 6/29/67	EUR	375,000	426,928
Reynolds Group, 7.125%, 4/15/19		$910,000	942,419
Reynolds Group, 9.875%, 8/15/19		505,000	536,563
Reynolds Group, 5.75%, 10/15/20		600,000	613,500
Reynolds Group, 8.25%, 2/15/21		1,280,000	1,300,800
Sealed Air Corp., 4.875%, 12/01/22 (n)		745,000	759,900
Sealed Air Corp., 5.125%, 12/01/24 (n)		135,000	138,544
Signode Industrial Group, 6.375%, 5/01/22 (n)		1,005,000	954,750

			$12,630,448
Defense Electronics - 0.4%
BAE Systems PLC, 4.125%, 6/08/22	GBP	350,000	$592,484
Ducommun, Inc., 9.75%, 7/15/18		$1,417,000	1,512,648

			$2,105,132
Electrical Equipment - 0.0%
Avaya, Inc., 10.5%, 3/01/21 (z)		$180,000	$147,375

Electronics - 1.2%
Advanced Micro Devices, Inc., 6.75%, 3/01/19		$975,000	$926,250
Advanced Micro Devices, Inc., 7.5%, 8/15/22		320,000	302,000
Advanced Micro Devices, Inc., 7%, 7/01/24		295,000	257,388
Micron Technology, Inc., 5.875%, 2/15/22 (n)		695,000	729,750
Micron Technology, Inc., 5.5%, 2/01/25 (n)		460,000	462,300
Nokia Corp., 5.375%, 5/15/19		325,000	355,063
Nokia Corp., 6.625%, 5/15/39		250,000	279,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - continued
NXP B.V., 5.75%, 2/15/21 (n)	$480,000	$505,200
NXP B.V., 5.75%, 3/15/23 (n)	400,000	424,000
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	1,045,000	1,089,413
Sensata Technologies B.V., 5.625%, 11/01/24 (z)	475,000	502,313
Tyco Electronics Group S.A., 6.55%, 10/01/17	700,000	791,276

		$6,624,328
Emerging Market Quasi-Sovereign - 5.4%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$946,000	$930,911
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)	412,000	415,605
CNOOC Finance (2013) Ltd., 3%, 5/09/23	389,000	380,668
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	1,242,000	1,347,261
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	391,000	389,015
Comision Federal de Electricidad , 4.875%, 1/15/24	465,000	491,970
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	517,000	546,986
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	915,000	997,350
Ecopetrol S.A., 7.375%, 9/18/43	237,000	262,478
Ecopetrol S.A., 5.875%, 5/28/45	342,000	328,320
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)	296,000	295,528
Gaz Capital S.A., 4.95%, 2/06/28 (n)	492,000	367,071
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	382,000	310,543
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)	316,000	286,881
KazMunayGas National Co., 4.4%, 4/30/23 (n)	285,000	249,392
KazMunayGas National Co., 6%, 11/07/44 (n)	307,000	251,740
Majapahit Holding B.V., 7.25%, 6/28/17 (n)	1,029,000	1,133,186
Majapahit Holding B.V., 8%, 8/07/19 (n)	1,197,000	1,403,483
Majapahit Holding B.V., 7.75%, 1/20/20 (n)	1,045,000	1,225,263
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	372,000	384,555
NOVA Chemicals Corp., 5%, 5/01/25 (n)	485,000	503,188
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)	373,000	421,490
Oleoducto Central S.A., 4%, 5/07/21 (n)	205,000	197,825
Pemex Project Funding Master Trust, 5.75%, 3/01/18	1,341,000	1,450,292
Pertamina PT, 5.25%, 5/23/21 (n)	511,000	540,383
Pertamina PT, 4.875%, 5/03/22 (n)	540,000	557,982
Pertamina PT, 4.3%, 5/20/23 (n)	323,000	320,578
Petroleos Mexicanos, 8%, 5/03/19	926,000	1,099,625
Petroleos Mexicanos, 6%, 3/05/20	805,000	904,418
Petroleos Mexicanos, 5.5%, 1/21/21	860,000	929,230
Petroleos Mexicanos, 4.875%, 1/24/22	524,000	546,532
Petroleos Mexicanos, 4.875%, 1/18/24	640,000	665,536
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	10,000	9,848
Petroleos Mexicanos, 4.5%, 1/23/26 (z)	382,000	381,427
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	254,000	255,270
Petroleos Mexicanos, 5.625%, 1/23/46 (z)	213,000	217,750
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (n)	476,000	554,540
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22	408,125	409,145
PT Pelabuhan Indonesia III, 4.875%, 10/01/24 (n)	200,000	208,750
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)	438,000	462,090
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)	752,000	811,220
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)	825,000	981,750
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	666,000	655,229
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	548,000	563,533
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	544,000	570,800
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)	177,000	192,700
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)	2,263,000	2,471,307

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (z)		$900,000	$892,017

			$29,772,661
Emerging Market Sovereign - 6.4%
Dominican Republic, 7.5%, 5/06/21 (n)		$879,000	$986,678
Dominican Republic, 6.6%, 1/28/24 (n)		188,000	204,920
Dominican Republic, 5.875%, 4/18/24 (n)		206,000	217,330
Dominican Republic, 5.5%, 1/27/25 (z)		211,000	213,638
Federative Republic of Brazil, 4.25%, 1/07/25		372,000	371,070
Oriental Republic of Uruguay, 4.5%, 8/14/24		567,000	620,582
Republic of Chile, 1.625%, 1/30/25	EUR	475,000	552,648
Republic of Colombia, 8.125%, 5/21/24		$679,000	897,129
Republic of Colombia, 6.125%, 1/18/41		435,000	528,525
Republic of Croatia, 5.5%, 4/04/23 (n)		1,362,000	1,438,613
Republic of Guatemala, 5.75%, 6/06/22 (n)		387,000	431,505
Republic of Hungary, 5.375%, 2/21/23		674,000	759,598
Republic of Indonesia, 6.875%, 1/17/18		838,000	947,988
Republic of Indonesia, 11.625%, 3/04/19		733,000	981,304
Republic of Indonesia, 4.875%, 5/05/21 (n)		336,000	364,560
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	375,000	436,462
Republic of Indonesia, 3.375%, 4/15/23 (n)		$517,000	506,014
Republic of Indonesia, 5.875%, 1/15/24 (n)		225,000	260,438
Republic of Indonesia, 4.125%, 1/15/25 (z)		339,000	348,323
Republic of Kazakhstan, 3.875%, 10/14/24 (n)		427,000	386,969
Republic of Kazakhstan, 4.875%, 10/14/44 (n)		207,000	181,539
Republic of Lithuania, 6.125%, 3/09/21 (n)		499,000	595,681
Republic of Lithuania, 6.625%, 2/01/22 (n)		1,425,000	1,772,344
Republic of Panama, 8.875%, 9/30/27		1,273,000	1,896,770
Republic of Panama, 9.375%, 4/01/29		873,000	1,368,428
Republic of Paraguay, 4.625%, 1/25/23 (n)		212,000	218,625
Republic of Peru, 7.35%, 7/21/25		544,000	738,480
Republic of Peru, 8.75%, 11/21/33		629,000	998,538
Republic of Philippines, 3.95%, 1/20/40		960,000	1,054,800
Republic of Poland, 5%, 3/23/22		609,000	698,888
Republic of Romania, 6.75%, 2/07/22 (n)		1,074,000	1,317,798
Republic of Romania, 4.375%, 8/22/23 (n)		486,000	528,282
Republic of Romania, 4.875%, 1/22/24 (n)		328,000	369,459
Republic of Slovakia, 4.375%, 5/21/22 (n)		1,047,000	1,167,405
Republic of Turkey, 7%, 3/11/19		790,000	907,513
Republic of Turkey, 5.625%, 3/30/21		670,000	744,973
Republic of Turkey, 6.25%, 9/26/22		646,000	750,826
Republic of Venezuela, 7.65%, 4/21/25		673,000	217,043
Republic of Vietnam, 6.75%, 1/29/20		273,000	308,149
Russian Federation, 4.875%, 9/16/23 (n)		800,000	674,400
Russian Federation, 7.5%, 3/31/30		382,520	384,661
Russian Federation, 5.625%, 4/04/42 (n)		600,000	480,000
Socialist Republic of Vietnam, 4.8%, 11/19/24 (n)		300,000	315,750
United Mexican States, 3.625%, 3/15/22		1,710,000	1,760,445
United Mexican States, 4%, 10/02/23		1,364,000	1,442,430
United Mexican States, 8.5%, 5/31/29	MXN	29,290,000	2,504,574
United Mexican States, 5.75%, 10/12/10		$408,000	461,040

			$35,313,135
Energy - Independent - 4.4%
Afren PLC, 11.5%, 2/01/16 (n)		$335,000	$117,250
Afren PLC, 10.25%, 4/08/19 (n)		219,000	74,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)		$375,000	$273,750
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)		625,000	462,500
Antero Resources Finance Corp., 6%, 12/01/20		625,000	621,875
Antero Resources Finance Corp., 5.375%, 11/01/21		1,195,000	1,165,125
Baytex Energy Corp., 5.125%, 6/01/21 (n)		360,000	312,300
Baytex Energy Corp., 5.625%, 6/01/24 (n)		915,000	784,613
BreitBurn Energy Partners LP, 8.625%, 10/15/20		435,000	307,763
BreitBurn Energy Partners LP, 7.875%, 4/15/22		985,000	630,400
Chaparral Energy, Inc., 7.625%, 11/15/22		1,060,000	614,800
Cimarex Energy Co., 4.375%, 6/01/24		420,000	398,870
Concho Resources, Inc., 6.5%, 1/15/22		895,000	930,800
Concho Resources, Inc., 5.5%, 4/01/23		530,000	530,000
Continental Resources, Inc., 4.9%, 6/01/44		235,000	201,357
Continental Resources, Inc., 4.5%, 4/15/23		315,000	298,006
EP Energy LLC, 6.875%, 5/01/19		330,000	334,125
EP Energy LLC, 9.375%, 5/01/20		920,000	926,900
EP Energy LLC, 7.75%, 9/01/22		2,590,000	2,457,263
Halcon Resources Corp., 8.875%, 5/15/21		1,210,000	804,650
Harvest Operations Corp., 6.875%, 10/01/17		240,000	216,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)		350,000	357,000
Hilcorp Energy I/Hilcorp Finance Co., 5%, 12/01/24 (n)		175,000	157,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20		45,000	35,550
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21		1,952,000	1,473,760
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21		495,000	363,825
MEG Energy Corp., 6.5%, 3/15/21 (n)		1,310,000	1,185,550
MEG Energy Corp., 7%, 3/31/24 (n)		345,000	312,225
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		745,000	618,350
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		293,000	234,400
Oasis Petroleum, Inc., 6.875%, 3/15/22		1,320,000	1,215,225
QEP Resources, Inc., 5.25%, 5/01/23		205,000	194,238
Range Resources Corp., 5%, 8/15/22		715,000	707,850
Rosetta Resources, Inc., 5.625%, 5/01/21		615,000	579,638
RSP Permian, Inc., 6.625%, 10/01/22 (n)		655,000	650,906
Sanchez Energy Corp., 6.125%, 1/15/23 (n)		1,290,000	1,141,650
SandRidge Energy, Inc., 8.125%, 10/15/22		585,000	397,800
SM Energy Co., 6.5%, 11/15/21		1,205,000	1,180,900
SM Energy Co., 6.125%, 11/15/22 (n)		585,000	564,525
Southwestern Energy Co., 4.95%, 1/23/25		281,000	287,221
Whiting Petroleum Corp., 5.75%, 3/15/21		165,000	156,956

			$24,277,876
Energy - Integrated - 0.6%
BG Energy Capital PLC, FRN, 6.5%, 11/30/72	EUR	350,000	$435,762
BP Capital Markets PLC, 2.521%, 1/15/20		$119,000	121,306
Eni S.p.A., 4%, 6/29/20	EUR	300,000	396,139
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		$239,000	251,858
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		698,000	531,527
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		1,145,000	744,250
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		419,000	227,936
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (n)		272,000	155,040
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	400,000	519,732

			$3,383,550
Entertainment - 1.4%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,485,000	$1,618,650
Carnival Corp., 1.2%, 2/05/16		500,000	500,567

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Entertainment - continued
Cedar Fair LP, 5.25%, 3/15/21		$1,130,000	$1,146,950
Cedar Fair LP, 5.375%, 6/01/24 (n)		415,000	419,150
Cinemark USA, Inc., 5.125%, 12/15/22		1,045,000	1,039,775
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	747,825
NCL Corp. Ltd., 5.25%, 11/15/19 (n)		790,000	799,875
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,325,000	1,341,563

			$7,614,355
Financial Institutions - 3.4%
AerCap Ireland Capital Ltd., 5%, 10/01/21 (n)		$575,000	$610,938
Aircastle Ltd., 4.625%, 12/15/18		790,000	807,775
Aircastle Ltd., 5.125%, 3/15/21		385,000	389,813
Aircastle Ltd., 5.5%, 2/15/22		140,000	144,228
Aviation Capital Group, 4.625%, 1/31/18 (n)		685,000	709,239
Aviation Capital Group, 6.75%, 4/06/21 (n)		425,000	478,125
CIT Group, Inc., 5.25%, 3/15/18		1,615,000	1,675,563
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,447,000	1,559,143
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,269,000	1,346,282
CIT Group, Inc., 3.875%, 2/19/19		1,255,000	1,251,863
CIT Group, Inc., 5%, 8/15/22		875,000	919,844
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67		300,000	325,080
Icahn Enterprises LP, 6%, 8/01/20		1,060,000	1,108,866
Icahn Enterprises LP, 5.875%, 2/01/22		1,405,000	1,436,613
International Lease Finance Corp., 7.125%, 9/01/18 (n)		337,000	379,546
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		640,000	593,600
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		1,560,000	1,443,000
SLM Corp., 4.875%, 6/17/19		276,000	278,070
SLM Corp., 8%, 3/25/20		1,815,000	2,014,650
SLM Corp., 7.25%, 1/25/22		935,000	1,016,813
SLM Corp., 6.125%, 3/25/24		455,000	443,625

			$18,932,676
Food & Beverages - 2.0%
B&G Foods, Inc., 4.625%, 6/01/21		$855,000	$850,725
BRF S.A., 5.875%, 6/06/22 (n)		216,000	232,790
BRF S.A., 3.95%, 5/22/23 (n)		205,000	196,226
BRF S.A., 4.75%, 5/22/24 (n)		382,000	381,503
BRF S.A., 4.75%, 5/22/24		660,000	659,142
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	348,000	418,933
Constellation Brands, Inc., 3.75%, 5/01/21		$150,000	151,500
Constellation Brands, Inc., 4.25%, 5/01/23		1,460,000	1,496,500
Cosan Luxembourg S.A., 5%, 3/14/23 (n)		205,000	176,874
Darling Ingredients, Inc., 5.375%, 1/15/22		990,000	987,525
Embotelladora Andina S.A., 5%, 10/01/23 (n)		418,000	447,153
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		202,000	211,090
H.J. Heinz Co., 4.25%, 10/15/20		790,000	796,419
JBS Investments GmbH, 7.75%, 10/28/20 (n)		201,000	206,970
Kraft Foods Group, Inc., 2.25%, 6/05/17		700,000	712,000
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		204,000	196,350
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		1,315,000	1,351,163
Tyson Foods, Inc., 6.6%, 4/01/16		820,000	872,836
Tyson Foods, Inc., 5.15%, 8/15/44		156,000	187,842
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		239,000	247,378
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		124,000	130,204

			$10,911,123

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Drug Stores - 0.2%
CVS Health Corp., 3.375%, 8/12/24		$354,000	$372,465
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	423,000	385,683
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$580,000	593,640

			$1,351,788
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)		$795,000	$539,606
International Paper Co., 6%, 11/15/41		700,000	879,059
Rayonier AM Products, Inc., 5.5%, 6/01/24 (z)		175,000	149,188
Tembec Industries, Inc., 9%, 12/15/19 (n)		570,000	562,875

			$2,130,728
Gaming & Lodging - 1.7%
CCM Merger, Inc., 9.125%, 5/01/19 (n)		$890,000	$961,200
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		425,000	303,875
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		950,000	957,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21		1,125,000	1,186,875
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		280,000	296,100
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		575,000	596,563
MGM Resorts International, 6.625%, 12/15/21		820,000	861,000
MGM Resorts International, 6%, 3/15/23		725,000	732,250
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		1,110,000	1,112,775
Wyndham Worldwide Corp., 2.5%, 3/01/18		650,000	655,285
Wyndham Worldwide Corp., 5.625%, 3/01/21		132,000	150,862
Wynn Las Vegas LLC, 7.75%, 8/15/20		1,250,000	1,328,125

			$9,142,035
Industrial - 0.8%
Anixter, Inc., 5.125%, 10/01/21		$970,000	$993,038
Dematic S.A., 7.75%, 12/15/20 (n)		1,395,000	1,454,288
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,260,000	1,316,700
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		795,000	824,813

			$4,588,839
Insurance - 0.8%
AIG SunAmerica Global Financing X, 6.9%, 3/15/32 (n)		$484,000	$698,003
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	600,000	705,967
Assicurazioni Generali S.p.A., 7.75% to 2022, FRN to 12/12/42	EUR	200,000	290,410
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	400,000	463,300
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	400,000	532,795
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	450,000	664,864
Unum Group, 7.125%, 9/30/16		$829,000	906,738
Unum Group, 4%, 3/15/24		259,000	275,481

			$4,537,558
Insurance - Property & Casualty - 0.6%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	200,000	$314,344
CNA Financial Corp., 5.875%, 8/15/20		$700,000	812,825
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		330,000	341,100
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		315,000	329,748
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	300,000	519,953
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)		$810,000	846,450

			$3,164,420

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Quasi-Sovereign - 1.0%
Caisse d’Amortissement de la Dette Sociale, 1%, 5/25/18	EUR	350,000	$408,500
ESB Finance Ltd., 4.375%, 11/21/19	EUR	400,000	532,552
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		$843,000	903,064
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		1,751,000	1,856,060
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		1,683,000	1,924,376

			$5,624,552
International Market Sovereign - 0.9%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	759,000	$714,937
Government of Japan, 1.1%, 6/20/20	JPY	171,550,000	1,543,122
Government of Japan, 2.1%, 9/20/24	JPY	35,850,000	358,497
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,716,000	1,789,199
Republic of Iceland, 5.875%, 5/11/22 (n)		631,000	718,424

			$5,124,179
Internet - 0.3%
Baidu, Inc., 3.25%, 8/06/18		$1,316,000	$1,349,587
Baidu, Inc., 3.5%, 11/28/22		475,000	481,447

			$1,831,034
Machinery & Tools - 1.4%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$1,465,000	$1,519,938
CNH America LLC, 7.25%, 1/15/16		1,065,000	1,109,730
H&E Equipment Services Co., 7%, 9/01/22		1,050,000	1,000,125
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		875,000	748,125
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)		745,000	512,188
Loxam SAS, 4.875%, 7/23/21 (z)	EUR	650,000	734,500
RSC Equipment Rental, Inc., 8.25%, 2/01/21		$910,000	983,938
United Rentals North America, Inc., 5.75%, 11/15/24		135,000	137,025
United Rentals North America, Inc., 7.625%, 4/15/22		789,000	867,742

			$7,613,311
Major Banks - 3.5%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	250,000	$379,310
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)		$500,000	509,831
Bank of America Corp., 4.125%, 1/22/24		475,000	514,809
Bank of America Corp., 4.2%, 8/26/24		904,000	938,660
Bank of America Corp., 4.875%, 4/01/44		212,000	249,015
Bank of America Corp., FRN, 5.2%, 12/31/49		2,189,000	2,090,495
Barclays Bank PLC, 6%, 1/14/21	EUR	300,000	420,000
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	200,000	332,567
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	300,000	349,774
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	402,555
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	350,000	472,425
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)		$1,055,000	1,091,605
Goldman Sachs Group, Inc., 7.5%, 2/15/19		1,200,000	1,446,000
ING Bank N.V., 4.875%, 1/18/21	EUR	250,000	351,783
ING Bank N.V., 3.50% to 11/21/18, FRN to 11/21/23	EUR	500,000	601,730
JPMorgan Chase & Co., 3.25%, 9/23/22		$765,000	788,528
JPMorgan Chase & Co., 3.125%, 1/23/25		581,000	585,649
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 8/29/49		486,000	519,868
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		1,315,000	1,327,740
Morgan Stanley, 3.875%, 4/29/24		500,000	530,917
Morgan Stanley, 6.625%, 4/01/18		1,000,000	1,142,733
Morgan Stanley, 4.3%, 1/27/45		280,000	293,558
Regions Financial Corp., 2%, 5/15/18		421,000	420,096

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	300,000	$417,324
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49		$765,000	914,175
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 10/29/49 (n)		435,000	500,250
Royal Bank of Scotland Group PLC, FRN, 3.625%, 3/25/24	EUR	500,000	581,148
Societe Generale, 4.25%, 7/13/22	EUR	200,000	284,679
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		$509,000	522,998
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49		291,000	304,095

			$19,284,317
Medical & Health Technology & Services - 3.5%
Becton, Dickinson and Co., 3.734%, 12/15/24		$142,000	$151,266
Becton, Dickinson and Co., 4.685%, 12/15/44		270,000	306,053
CHS/Community Health Systems, Inc., 5.125%, 8/01/21		225,000	233,719
CHS/Community Health Systems, Inc., 6.875%, 2/01/22		1,715,000	1,821,544
Davita, Inc., 6.625%, 11/01/20		1,516,000	1,595,590
Davita, Inc., 5.125%, 7/15/24		555,000	570,429
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		800,000	870,160
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)		430,000	479,988
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		84,000	86,100
HCA, Inc., 4.25%, 10/15/19		785,000	807,569
HCA, Inc., 7.5%, 2/15/22		980,000	1,148,462
HCA, Inc., 5.875%, 3/15/22		1,140,000	1,271,100
HCA, Inc., 5%, 3/15/24		690,000	738,300
HCA, Inc., 5.375%, 2/01/25		525,000	539,438
HealthSouth Corp., 8.125%, 2/15/20		1,510,000	1,574,175
Kindred Escrow Corp. II, 8%, 1/15/20 (z)		505,000	535,906
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		364,000	379,747
LifePoint Hospitals, Inc., 5.5%, 12/01/21		1,710,000	1,797,638
Tenet Healthcare Corp., 8%, 8/01/20		1,920,000	2,025,600
Tenet Healthcare Corp., 4.5%, 4/01/21		1,070,000	1,080,700
Tenet Healthcare Corp., 8.125%, 4/01/22		605,000	682,138
Universal Health Services, Inc., 7.625%, 8/15/20		1,010,000	883,750

			$19,579,372
Medical Equipment - 0.6%
Biomet, Inc., 6.5%, 8/01/20		$517,000	$551,251
Medtronic, Inc., 3.5%, 3/15/25 (n)		437,000	462,616
Physio-Control International, Inc., 9.875%, 1/15/19 (n)		603,000	643,703
Teleflex, Inc., 6.875%, 6/01/19		800,000	832,000
Teleflex, Inc., 5.25%, 6/15/24 (n)		695,000	701,950

			$3,191,520
Metals & Mining - 3.0%
ArcelorMittal S.A., 6.75%, 2/25/22		$260,000	$276,250
ArcelorMittal S.A., 7.25%, 3/01/41		400,000	410,500
Arch Coal, Inc., 8%, 1/15/19 (n)		470,000	197,400
Arch Coal, Inc., 7.25%, 10/01/20		300,000	83,250
Cameco Corp., 5.67%, 9/02/19	CAD	765,000	687,422
Century Aluminum Co., 7.5%, 6/01/21 (n)		$1,405,000	1,457,688
Commercial Metals Co., 4.875%, 5/15/23		743,000	702,135
Consol Energy, Inc., 6.375%, 3/01/21		340,000	328,100
Consol Energy, Inc., 5.875%, 4/15/22		1,349,000	1,170,258
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)		935,000	801,763
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,496,000	1,297,780
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		245,000	204,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)		$1,140,000	$1,011,750
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	150,000	262,107
GrafTech International Co., 6.375%, 11/15/20		$940,000	789,600
Hudbay Minerals, Inc., 9.5%, 10/01/20		175,000	170,188
Lundin Mining Corp., 7.5%, 11/01/20 (n)		455,000	450,450
Lundin Mining Corp., 7.875%, 11/01/22 (n)		455,000	450,450
Plains Exploration & Production Co., 6.875%, 2/15/23		650,000	717,340
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21		242,000	253,849
Southern Copper Corp., 5.25%, 11/08/42		700,000	630,000
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)		435,000	444,788
Steel Dynamics, Inc., 5.25%, 4/15/23		435,000	443,700
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)		435,000	443,700
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		585,000	602,550
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		375,000	386,250
Suncoke Energy, Inc., 7.625%, 8/01/19		306,000	313,650
TMS International Corp., 7.625%, 10/15/21 (n)		680,000	676,600
Walter Energy, Inc., 9.5%, 10/15/19 (n)		440,000	288,200
Walter Energy, Inc., 8.5%, 4/15/21		470,000	61,100
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	300,000	372,982

			$16,386,375
Midstream - 3.7%
Access Midstream Partner LP, 4.875%, 3/15/24		$240,000	$245,400
AmeriGas Finance LLC, 6.75%, 5/20/20		1,375,000	1,430,000
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)		370,000	366,300
Crestwood Midstream Partners LP, 6%, 12/15/20		625,000	609,375
Crestwood Midstream Partners LP, 6.125%, 3/01/22		565,000	549,463
El Paso Corp., 7.75%, 1/15/32		2,394,000	2,993,266
Enbridge, Inc., 3.19%, 12/05/22	CAD	500,000	409,038
Energy Transfer Equity LP, 7.5%, 10/15/20		$1,165,000	1,296,296
Energy Transfer Partners LP, 3.6%, 2/01/23		591,000	593,020
Enterprise Products Operating LLC, 3.9%, 2/15/24		287,000	302,965
Enterprise Products Operating LLC, 4.85%, 3/15/44		148,000	163,254
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		845,000	828,100
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22		1,180,000	1,150,500
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		341,000	351,623
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		281,000	299,218
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23		810,000	833,288
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23		626,000	619,740
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24		500,000	502,500
ONEOK, Inc., 4.25%, 2/01/22		424,000	393,821
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		860,000	861,075
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,285,000	1,285,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		545,000	547,725
Spectra Energy Partners LP, 4.75%, 3/15/24		306,000	339,623
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21		580,000	610,450
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22		765,000	736,313
Sunoco Logistics Partners LP, 5.3%, 4/01/44		319,000	338,486
Sunoco Logistics Partners LP, 5.35%, 5/15/45		254,000	271,350
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)		325,000	331,435
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)		575,000	560,625
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23		210,000	208,950
Williams Cos., Inc., 3.7%, 1/15/23		600,000	545,863

			$20,574,062

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mortgage-Backed - 5.2%
Fannie Mae, 5.5%, 1/01/37 - 8/01/37		$2,511,287	$2,812,327
Fannie Mae, FRN, 0.416%, 5/25/18		6,541,306	6,543,596
Fannie Mae, TBA, 3.5%, 3/12/45		7,400,000	7,799,657
Fannie Mae, TBA, 4%, 3/12/45		4,625,000	4,943,511
Ginnie Mae, TBA, 3.5%, 3/23/45		6,475,000	6,820,502

			$28,919,593
Natural Gas - Distribution - 0.2%
Centrica PLC, 4.375%, 3/13/29	GBP	250,000	$439,820
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$377,000	390,079

			$829,899
Network & Telecom - 2.4%
British Telecom PLC, 5.75%, 12/07/28	GBP	300,000	$590,553
Centurylink, Inc., 6.45%, 6/15/21		$805,000	871,413
Centurylink, Inc., 6.75%, 12/01/23		255,000	284,644
Centurylink, Inc., 7.65%, 3/15/42		890,000	898,900
Citizens Communications Co., 9%, 8/15/31		920,000	993,600
Columbus International, Inc., 7.375%, 3/30/21 (n)		200,000	205,750
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)		776,000	811,095
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)		2,336,000	2,381,064
Frontier Communications Corp., 8.125%, 10/01/18		245,000	274,706
OTE PLC, 7.875%, 2/07/18	EUR	300,000	343,220
OTE PLC, 3.5%, 7/09/20	EUR	500,000	498,612
Telecom Italia Capital, 6%, 9/30/34		$320,000	328,800
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	170,000	272,380
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	400,000	512,587
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		$900,000	936,000
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	475,000	590,676
Verizon Communications, Inc., 6.4%, 9/15/33		$1,000,000	1,293,449
Verizon Communications, Inc., 6.55%, 9/15/43		478,000	645,702
Windstream Corp., 7.75%, 10/15/20		710,000	736,625

			$13,469,776
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/22		$1,090,000	$1,038,225
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		1,458,990	1,046,096
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		1,050,000	784,875
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		438,000	200,254
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		710,000	646,100
Unit Corp., 6.625%, 5/15/21		43,000	40,420

			$3,755,970
Oils - 0.2%
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)		$880,000	$853,600

Other Banks & Diversified Financials - 3.0%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$509,000	$549,084
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)		583,000	578,453
Bancolombia S.A., 5.95%, 6/03/21		1,094,000	1,195,304
Bankia S.A., 3.5%, 1/17/19	EUR	400,000	488,958
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	300,000	360,829
BBVA Banco Continental S.A., 5%, 8/26/22 (n)		$325,000	345,313
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to 9/22/29 (n)		104,000	106,454
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		1,207,000	1,337,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		$848,000	$958,562
BBVA Continental, 5.75%, 1/18/17 (n)		518,000	551,670
BPCE S.A., 4.5%, 3/15/25 (n)		302,000	308,653
CaixaBank S.A., 5% to 9/04/18, FRN to 11/14/23	EUR	400,000	489,596
Capital One Financial Corp., 1%, 11/06/15		$800,000	801,425
Corpbanca, 3.875%, 9/22/19 (n)		1,596,000	1,596,546
Discover Bank, 7%, 4/15/20		249,000	299,893
Discover Bank, 4.25%, 3/13/26		312,000	335,771
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		2,583,000	3,482,220
Industrial Senior Trust, 5.5%, 11/01/22 (n)		220,000	217,525
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	300,000	358,234
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	250,000	438,843
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)		$534,000	550,003
LBG Capital No. 2 PLC, 6.385%, 5/12/20	EUR	450,000	535,196
Macquarie Group Ltd., 3%, 12/03/18 (n)		$404,000	417,861
Rabobank Nederland N.V., 4%, 9/19/22	GBP	200,000	341,766

			$16,646,119
Pharmaceuticals - 1.9%
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	360,000	$427,953
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)		$225,000	239,442
Celgene Corp., 1.9%, 8/15/17		526,000	533,434
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)		1,190,000	1,264,375
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)		275,000	281,016
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		618,000	663,430
Gilead Sciences, Inc., 2.35%, 2/01/20		67,000	69,020
Gilead Sciences, Inc., 3.7%, 4/01/24		545,000	593,324
Hospira, Inc., 5.2%, 8/12/20		72,000	79,039
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)		890,000	918,925
Mylan, Inc., 2.6%, 6/24/18		1,000,000	1,022,275
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		307,000	308,293
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,560,000	1,643,850
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		815,000	870,013
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)		245,000	251,125
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	574,875
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		700,000	702,255

			$10,442,644
Pollution Control - 0.0%
Abengoa Finance S.A.U., 8.875%, 2/05/18	EUR	175,000	$201,705

Precious Metals & Minerals - 0.4%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$920,000	$892,400
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		1,540,000	1,518,825

			$2,411,225
Printing & Publishing - 0.8%
American Media, Inc., 13.5%, 6/15/18 (z)		$32,653	$34,571
Gannett Co., Inc., 5.125%, 10/15/19		570,000	589,950
Gannett Co., Inc., 5.125%, 7/15/20		460,000	473,800
Gannett Co., Inc., 4.875%, 9/15/21 (n)		255,000	255,000
Gannett Co., Inc., 6.375%, 10/15/23		840,000	894,600
Lamar Media Corp., 5%, 5/01/23		755,000	760,663
Nielsen Finance LLC, 5%, 4/15/22 (n)		715,000	716,788
WPP Finance S.A., 2.25%, 9/22/26	EUR	475,000	584,492

			$4,309,864

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Railroad & Shipping - 0.2%
Union Pacific Corp., 3.875%, 2/01/55		$419,000	$429,256
Watco Cos. LLC, 6.375%, 4/01/23 (n)		720,000	720,000

			$1,149,256
Real Estate - Apartment - 0.2%
Deutsche Annington Finance B.V., FRN, 4.625%, 4/08/74	EUR	400,000	$483,165
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	450,000	543,485

			$1,026,650
Real Estate - Healthcare - 0.7%
Aviv Healthcare Properties LP/Aviv Healthcare, REIT, 6%, 10/15/21		$1,110,000	$1,159,950
HCP, Inc., REIT, 3.875%, 8/15/24		278,000	290,486
HCP, Inc., REIT, 3.4%, 2/01/25		400,000	403,994
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		760,000	813,200
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,255,000	1,349,125

			$4,016,755
Real Estate - Other - 1.0%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		$705,000	$719,100
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		1,915,000	1,986,813
EPR Properties, REIT, 7.75%, 7/15/20		990,000	1,209,560
EPR Properties, REIT, 5.75%, 8/15/22		250,000	279,591
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,130,000	1,149,775

			$5,344,839
Real Estate - Retail - 0.5%
DDR Corp., REIT, 3.625%, 2/01/25		$692,000	$700,836
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	300,000	370,246
Hammerson PLC, REIT, 6%, 2/23/26	GBP	250,000	496,468
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$900,000	1,184,309

			$2,751,859
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43		$306,000	$358,475

Retailers - 1.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$423,000	$470,838
Best Buy Co., Inc., 5.5%, 3/15/21		1,175,000	1,213,188
Bon Ton Stores, Inc., 8%, 6/15/21		650,000	529,750
Dollar General Corp., 4.125%, 7/15/17		831,000	874,591
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (z)		155,000	144,925
Gap, Inc., 5.95%, 4/12/21		1,000,000	1,163,215
Home Depot, Inc., 4.875%, 2/15/44		378,000	467,729
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)		705,000	581,625
Limited Brands, Inc., 7%, 5/01/20		415,000	472,063
Limited Brands, Inc., 6.95%, 3/01/33		360,000	387,900
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	300,000	516,666
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)		$440,000	455,400
Rite Aid Corp., 9.25%, 3/15/20		595,000	653,013
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)		389,000	386,371
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		590,000	626,138
Wesfarmers Ltd., 1.874%, 3/20/18 (n)		156,000	157,214

			$9,100,626

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Specialty Chemicals - 0.4%
Chemtura Corp., 5.75%, 7/15/21		$1,215,000	$1,184,625
Ecolab, Inc., 4.35%, 12/08/21		500,000	557,748
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		748,000	724,438

			$2,466,811
Specialty Stores - 0.3%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)		$1,150,000	$1,135,625
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		750,000	759,375

			$1,895,000
Supermarkets - 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	300,000	$377,531
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	150,000	219,837

			$597,368
Supranational - 0.2%
European Investment Bank, 5.125%, 5/30/17		$500,000	$550,080
European Investment Bank, 4.25%, 4/15/19	EUR	350,000	465,681

			$1,015,761
Telecommunications - Wireless - 4.3%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	525,000	$751,820
American Tower Corp., REIT, 3.5%, 1/31/23		$743,000	744,566
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	124,000	152,099
Bharti Airtel International B.V., 5.35%, 5/20/24 (n)		$1,368,000	1,543,747
Crown Castle International Corp., 4.875%, 4/15/22		375,000	379,875
Crown Castle International Corp., 5.25%, 1/15/23		735,000	753,375
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		420,000	485,757
Digicel Group Ltd., 8.25%, 9/01/17 (n)		1,140,000	1,157,100
Digicel Group Ltd., 8.25%, 9/30/20 (n)		615,000	598,395
Digicel Group Ltd., 6%, 4/15/21 (n)		1,614,000	1,513,125
Digicel Group Ltd., 7.125%, 4/01/22 (n)		731,000	662,249
Eileme 2 AB, 11.625%, 1/31/20 (n)		925,000	1,046,706
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		446,000	418,125
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		412,000	421,270
MTS International Funding Ltd., 5%, 5/30/23 (n)		201,000	157,484
Numericable Group S.A., 6%, 5/15/22 (n)		1,290,000	1,319,541
Rogers Communications, Inc., 5%, 3/15/44		278,000	324,722
SBA Tower Trust, 2.898%, 10/15/19 (n)		439,000	446,834
Sprint Capital Corp., 6.875%, 11/15/28		1,210,000	1,113,200
Sprint Corp., 7.875%, 9/15/23		1,410,000	1,429,388
Sprint Corp., 7.125%, 6/15/24		790,000	768,275
Sprint Nextel Corp., 9%, 11/15/18 (n)		470,000	541,675
Sprint Nextel Corp., 6%, 11/15/22		1,050,000	979,125
T-Mobile USA, Inc., 6.125%, 1/15/22		145,000	149,169
T-Mobile USA, Inc., 6.5%, 1/15/24		405,000	420,188
T-Mobile USA, Inc., 6.464%, 4/28/19		395,000	409,319
T-Mobile USA, Inc., 6.25%, 4/01/21		1,675,000	1,729,438
T-Mobile USA, Inc., 6.633%, 4/28/21		540,000	560,655
VimpelCom Ltd., 5.95%, 2/13/23 (n)		255,000	193,163
Wind Acquisition Finance S.A., 4%, 7/15/20 (n)	EUR	300,000	335,644
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		$995,000	970,125
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		1,435,000	1,391,950

			$23,868,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telephone Services - 0.6%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,459,000	$1,524,655
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)		460,000	480,700
Frontier Communications Corp., 6.25%, 9/15/21		305,000	314,150
Level 3 Financing, Inc., 8.625%, 7/15/20		425,000	463,463
TELUS Corp., 5.05%, 7/23/20	CAD	765,000	699,072

			$3,482,040
Tobacco - 0.3%
Altria Group, Inc., 4%, 1/31/24		$164,000	$177,920
Lorillard Tobacco Co., 8.125%, 6/23/19		257,000	316,013
Philip Morris International, Inc., 4.875%, 11/15/43		356,000	422,217
Reynolds American, Inc., 6.75%, 6/15/17		816,000	909,850

			$1,826,000
Transportation - Services - 1.4%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)		$870,000	$856,950
ERAC USA Finance Co., 7%, 10/15/37 (n)		628,000	882,981
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	200,000	375,654
HIT Finance B.V., 4.875%, 10/27/21	EUR	300,000	423,648
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)		$995,000	1,027,338
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		299,000	285,545
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		591,000	559,973
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,325,000	1,179,250
Stena AB, 7%, 2/01/24 (n)		1,215,000	1,136,025
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		585,000	523,575
Topaz Marine S.A., 8.625%, 11/01/18 (n)		208,000	183,897
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		246,000	250,920

			$7,685,756
U.S. Government Agencies and Equivalents - 5.5%
Fannie Mae, 1.125%, 4/27/17		$15,000,000	$15,172,395
Freddie Mac, 0.875%, 2/22/17		15,000,000	15,088,395

			$30,260,790
U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds, 3.125%, 11/15/41 (f)		$12,069,000	$14,288,562
U.S. Treasury Notes, 0.375%, 6/30/15		4,500,000	4,505,450

			$18,794,012
Utilities - Electric Power - 2.9%
AES Corp., 7.375%, 7/01/21		$560,000	$620,200
Alabama Power Co., 4.15%, 8/15/44		201,000	229,542
Calpine Corp., 5.375%, 1/15/23		550,000	555,500
Calpine Corp., 5.5%, 2/01/24		40,000	40,050
CMS Energy Corp., 5.05%, 3/15/22		500,000	576,815
CMS Energy Corp., 3.875%, 3/01/24		200,000	216,379
Colbun S.A., 4.5%, 7/10/24 (n)		243,000	248,584
Covanta Holding Corp., 7.25%, 12/01/20		1,815,000	1,928,438
Covanta Holding Corp., 6.375%, 10/01/22		320,000	341,600
Covanta Holding Corp., 5.875%, 3/01/24		175,000	180,031
E.CL S.A., 4.5%, 1/29/25 (n)		609,000	619,319
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	200,000	434,193
EDP Finance B.V., 5.25%, 1/14/21 (n)		$200,000	213,046
EDP Finance B.V., 4.125%, 1/20/21	EUR	350,000	443,490
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		$303,000	322,695
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)		489,000	492,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Electric Power - continued
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$127,000	$130,895
Enel S.p.A., 6.25%, 6/20/19	GBP	250,000	447,376
Enel S.p.A., 5.25%, 5/20/24	EUR	300,000	452,230
Enel S.p.A. , 8.75% to 2013, FRN to 9/24/73 (n)		$500,000	592,375
Greenko Dutch B.V., 8%, 8/01/19 (n)		410,000	363,875
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	250,000	416,088
NRG Energy, Inc., 8.25%, 9/01/20		$1,860,000	1,971,600
NRG Energy, Inc., 6.25%, 7/15/22		385,000	395,588
NRG Energy, Inc., 6.625%, 3/15/23		1,420,000	1,473,250
PPL Capital Funding, Inc., 5%, 3/15/44		270,000	329,719
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		183,000	211,263
Red Electrica de Espana, 4.75%, 2/16/18	EUR	200,000	254,831
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	200,000	373,942
Transelec S.A., 4.25%, 1/14/25 (n)		$535,000	542,952
Waterford 3 Funding Corp., 8.09%, 1/02/17		669,153	669,177

			$16,087,368
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)		$387,000	$375,758
Total Bonds			$641,972,990

Floating Rate Loans (g)(r) - 2.5%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$662,395	$651,999

Building - 0.2%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20		$881,826	$853,993
HD Supply, Inc., Term Loan B, 1%, 6/28/18		488,695	483,197

			$1,337,190
Business Services - 0.0%
Fleetcor Technologies, Inc., Term Loan B, 1%, 9/30/21		$260,123	$260,123

Cable TV - 0.1%
Cequel Communications LLC, Term Loan, 3.5%, 2/14/19		$459,650	$454,607

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 1%, 4/30/21		$730,844	$714,400
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19		564,890	526,996

			$1,241,396
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20		$588,085	$577,940

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21		$414,191	$407,830

Electronics - 0.2%
Avago Technologies Cayman Ltd., Term Loan B, 1%, 5/06/21		$941,662	$939,308

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20		$526,449	$494,642

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20		$362,332	$361,427

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Food & Beverages - 0.0%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/05/20	$179,902	$179,480

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/20	$819,355	$808,857

Medical & Health Technology & Services - 0.2%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	$179,776	$179,607
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	709,992	705,999

		$885,606
Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$478,635	$421,712

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 1%, 1/31/21	$574,548	$563,057

Retailers - 0.2%
Dollar Tree, Inc., Bridge Term Loan, 8/06/15 (o)	$630,000	$630,000
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/21	328,597	328,324

		$958,324
Supermarkets - 0.1%
Albertson’s Holdings LLC, Term Loan B4, 1%, 8/25/21	$617,479	$616,107

Telephone Services - 0.1%
Level 3 Financing, Inc., Term Loan B, 4.5%, 1/31/22	$751,583	$752,209

Transportation - Services - 0.2%
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/22/19	$1,006,203	$999,914

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$924,659	$893,914
Total Floating Rate Loans		$13,805,642

Common Stocks - 0.3%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$90,992

Special Products & Services - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	15,200	$1,371,496
Total Common Stocks		$1,462,488

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	2,405,406	$2,405,406
Total Investments		$659,646,526

Other Assets, Less Liabilities - (19.5)%		(107,779,159)
Net Assets - 100.0%		$551,867,367

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $207,685,635, representing 37.6% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Altice Financing S.A., 6.625%, 2/15/23	1/30/15	$495,000	$495,000
American Media, Inc., 13.5%, 6/15/18	12/22/10	32,949	34,571
Avaya, Inc., 10.5%, 3/01/21	12/11/14-12/15/14	147,801	147,375
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40	3/01/06	2,297,922	1,362,230
Chesapeake Funding LLC, “A”, FRN, 0.621%, 5/07/24	1/29/15	2,962,791	2,967,572
Dominican Republic, 5.5%, 1/27/25	1/20/15	211,000	213,638
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21	12/08/14	146,617	144,925
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25	9/26/14	1,476,708	1,473,462
Falcon Franchise Loan LLC, FRN, 20.252%, 1/05/25	1/29/03	21,597	69,156
First Union National Bank Commercial Mortgage Trust, FRN, 1.593%, 1/12/43	12/11/03	181	285
Kindred Escrow Corp. II, 8%, 1/15/20	12/11/14-12/12/14	505,000	535,906
LGE Holdco VI B.V., 7.125%, 5/15/24	7/21/11-3/15/12	994,231	869,252
Loxam SAS, 4.875%, 7/23/21	7/18/14	879,092	734,500
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39	7/20/04	41,919	16,441
Petroleos Mexicanos, 4.5%, 1/23/26	1/15/15	381,314	381,427
Petroleos Mexicanos, 5.625%, 1/23/46	1/15/15	211,454	217,750
Rayonier AM Products, Inc., 5.5%, 6/01/24	12/22/14	144,383	149,188
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	509,038	436,462
Republic of Indonesia, 4.125%, 1/15/25	1/08/15	336,950	348,323
Sensata Technologies B.V., 5.625%, 11/01/24	10/07/14-10/16/14	476,834	502,313
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25	1/26/15	897,183	892,017
Total Restricted Securities			$11,991,793
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real

Portfolio of Investments (unaudited) – continued

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 1/31/15

Forward Foreign Currency Exchange Contracts at 1/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	812,592	4/10/15	$655,315	$629,932	$25,383
SELL	BRL	Barclays Bank PLC	1,061,319	2/03/15	398,647	395,535	3,112
SELL	BRL	JPMorgan Chase Bank N.A.	1,061,000	2/03/15	396,339	395,416	923
SELL	CAD	Credit Suisse Group	3,189,460	4/10/15	2,702,314	2,507,841	194,473
BUY	CHF	UBS AG	81	4/10/15	81	89	8
BUY	EUR	Citibank N.A.	1,093,972	4/10/15	1,235,494	1,236,906	1,412
BUY	EUR	Goldman Sachs International	325,584	4/10/15	367,883	368,124	241
SELL	EUR	Deutsche Bank AG	9,002,755	3/18/15	11,254,884	10,176,942	1,077,942
SELL	EUR	Goldman Sachs International	899,242	4/10/15	1,018,418	1,016,733	1,685
SELL	EUR	JPMorgan Chase Bank N.A.	2,079,766	4/10/15	2,485,268	2,351,500	133,768
SELL	EUR	Merrill Lynch International Bank	14,953,684	4/10/15	17,868,008	16,907,478	960,530
SELL	GBP	Credit Suisse Group	2,729,553	4/10/15	4,157,355	4,109,418	47,937
SELL	GBP	Merrill Lynch International Bank	2,729,553	4/10/15	4,157,328	4,109,418	47,910
BUY	INR	Barclays Bank PLC	353,296,000	3/16/15	5,638,752	5,655,644	16,892
BUY	KRW	JPMorgan Chase Bank N.A.	112,535,000	2/17/15	101,653	102,844	1,191
SELL	MXN	JPMorgan Chase Bank N.A.	32,899,000	4/10/15	2,201,191	2,185,755	15,436
SELL	NOK	Deutsche Bank AG	6,710	4/10/15	868	867	1
BUY	ZAR	JPMorgan Chase Bank N.A.	1,099,000	4/10/15	92,232	93,398	1,166

							$2,530,010

Liability Derivatives
BUY	BRL	Barclays Bank PLC	1,061,319	2/03/15	$415,438	$395,535	$(19,903)
BUY	BRL	JPMorgan Chase Bank N.A.	1,061,000	2/03/15	398,528	395,416	(3,112)
BUY	DKK	Goldman Sachs International	11,054	4/10/15	1,774	1,682	(92)
BUY	EUR	Citibank N.A.	1,287	4/10/15	1,494	1,455	(39)
BUY	EUR	Goldman Sachs International	155,624	4/10/15	177,168	175,957	(1,211)
SELL	GBP	Goldman Sachs International	89,913	4/10/15	135,197	135,367	(170)
SELL	INR	JPMorgan Chase Bank N.A.	353,296,000	3/16/15	5,635,154	5,655,644	(20,490)
SELL	JPY	Deutsche Bank AG	236,099,057	4/10/15	1,976,088	2,012,162	(36,074)
BUY	NZD	Westpac Banking Corp.	165,000	4/10/15	127,452	119,276	(8,176)
BUY	SEK	Goldman Sachs International	272	4/10/15	34	33	(1)
BUY	SGD	Barclays Bank PLC	102,000	4/10/15	76,216	75,322	(894)

							$(90,162)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 1/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$62,427,375	March - 2015	$(2,267,420)
U.S. Treasury Bond 30 yr (Short)	USD	8	1,210,250	March - 2015	(84,278)

					$(2,351,698)

At January 31, 2015, the fund had liquid securities with an aggregate value of $812,162 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,462,488	$—	$—	$1,462,488
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	49,054,802	—	49,054,802
Non-U.S. Sovereign Debt	—	76,850,288	—	76,850,288
U.S. Corporate Bonds	—	312,406,357	—	312,406,357
Residential Mortgage-Backed Securities	—	29,115,925	—	29,115,925
Commercial Mortgage-Backed Securities	—	22,676,982	—	22,676,982
Asset-Backed Securities (including CDOs)	—	8,425,306	—	8,425,306
Foreign Bonds	—	143,443,330	—	143,443,330
Floating Rate Loans	—	13,805,642	—	13,805,642
Mutual Funds	2,405,406	—	—	2,405,406
Total Investments	$3,867,894	$655,778,632	$—	$659,646,526

Other Financial Instruments
Futures Contracts	$(2,351,698)	$—	$—	$(2,351,698)
Forward Foreign Currency Exchange Contracts	—	2,439,848	—	2,439,848

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$661,328,747
Gross unrealized appreciation	22,725,263
Gross unrealized depreciation	(24,407,484)
Net unrealized appreciation (depreciation)	$(1,682,221)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,572,803	24,097,435	(39,264,832)	2,405,406

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,062	$2,405,406

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2015, are as follows:

United States	59.2%
Mexico	4.5%
United Kingdom	3.5%
Canada	3.1%
Israel	2.2%
Indonesia	2.0%
France	1.9%
China	1.8%
Chile	1.7%
Other Countries	20.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.